Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Oct. 05, 2011
(PIMCO Fundamental IndexPLUS® TR Fund) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.20%	[2]
(PIMCO Fundamental IndexPLUS® TR Fund) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	1.95%	[2]
(PIMCO Global Multi-Asset Fund) | Class A
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	2.07%	[3]
Expense Reduction	(0.43%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.64%
(PIMCO Global Multi-Asset Fund) | Class C
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	2.82%	[3]
Expense Reduction	(0.43%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	2.39%
(PIMCO Global Multi-Asset Fund) | Class R
Operating Expenses:
Management Fees	1.30%
Distribution and/or Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses	2.32%	[3]
Expense Reduction	(0.43%)	[4],[5]
Total Annual Fund Operating Expenses After Expense Reduction	1.89%

[1]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	Total Annual Fund Operating Expenses excluding interest expense is 1.19% and 1.94% for Class A and Class C shares, respectively.
[3]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund II Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[5]	PIMCO has contractually agreed, through July 31, 2012, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.